Offerings - Offering: 1	Jul. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock without par value
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	78.87
Maximum Aggregate Offering Price	$ 236,610,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,675.84
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement to which this Calculation of Filing Fee Table is attached (the "Registration Statement") also includes an indeterminate amount of additional shares of Common Stock, without par value (the "Common Stock"), that may be offered and issued under the Public Service Enterprise Group Incorporated Employee Stock Purchase Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Pursuant to Rule 457(c) and Rule 457(h), these prices were estimated solely for the purpose of calculating the registration fee and are based upon the average of the high and low sales prices of the Registrant's Common Stock on the New York Stock Exchange on July 22, 2026.